Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Non-vested PSU, Restricted Stock, and RSU Activity
The following table summarizes our non-vested PSU and RSU activity for 2023.

Non-vested PSU and RSU activity	Number of shares (a)	Weighted-average fair value at grant date
Non-vested PSUs and RSUs at Dec. 31, 2022	15,086,135	$50.38
Granted	8,295,173	50.71
Vested	(6,238,671)	48.74
Forfeited	(685,921)	49.70
Non-vested PSUs and RSUs at Dec. 31, 2023	16,456,716	$51.20
(a)    Includes dividend shares earned on the Executive Committee PSUs and Board of Director’s stock awards.